Financial instruments (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of financial liabilities
The Group’s financial instruments were classified according to the following categories:

	2024
	Amortized cost	Fair value through profit or loss
Assets:
Restricted cash	168,862
Trade receivables	2,825,799
Derivative financial instruments		47,677
Commodity forward contracts		140,660

Total	2,994,661	188,337

Liabilities:
Trade payables	3,845,133
Lease liabilities	216,746
Borrowings	1,225,570
Agribusiness Receivables Certificates	405,565
Obligations to FIAGRO quota holders	205,088
Payables for the acquisition of subsidiaries	206,242
Derivative financial instruments		75,017
Commodity forward contracts		65,957
Salaries and social charges	174,665
Dividends payable	6,397
Warrant liabilities		22,421
Liability for FPA Shares	168,862

Total	6,454,268	163,395

	2023
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	2,708,540	—
Derivative financial instruments	—	40,410
Commodity forward contracts	—	114,861
Restricted cash	139,202	—

Total	2,847,742	155,271

Liabilities:
Trade payables	2,578,248	—
Lease liabilities	184,419	—
Borrowings	965,475	—
Obligations to FIAGRO quota holders	150,018	—
Payables for the acquisition of subsidiaries	275,209	—
Derivative financial instruments	—	44,008
Commodity forward contracts	—	207,067
Salaries and social charges	223,376	—
Dividends payable	1,619	—
Warrant liabilities	—	36,446
Liability for FPA Shares	139,133	—

Total	4,517,497	287,521

Disclosure of financial assets
The Group’s financial instruments were classified according to the following categories:

	2024
	Amortized cost	Fair value through profit or loss
Assets:
Restricted cash	168,862
Trade receivables	2,825,799
Derivative financial instruments		47,677
Commodity forward contracts		140,660

Total	2,994,661	188,337

Liabilities:
Trade payables	3,845,133
Lease liabilities	216,746
Borrowings	1,225,570
Agribusiness Receivables Certificates	405,565
Obligations to FIAGRO quota holders	205,088
Payables for the acquisition of subsidiaries	206,242
Derivative financial instruments		75,017
Commodity forward contracts		65,957
Salaries and social charges	174,665
Dividends payable	6,397
Warrant liabilities		22,421
Liability for FPA Shares	168,862

Total	6,454,268	163,395

	2023
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	2,708,540	—
Derivative financial instruments	—	40,410
Commodity forward contracts	—	114,861
Restricted cash	139,202	—

Total	2,847,742	155,271

Liabilities:
Trade payables	2,578,248	—
Lease liabilities	184,419	—
Borrowings	965,475	—
Obligations to FIAGRO quota holders	150,018	—
Payables for the acquisition of subsidiaries	275,209	—
Derivative financial instruments	—	44,008
Commodity forward contracts	—	207,067
Salaries and social charges	223,376	—
Dividends payable	1,619	—
Warrant liabilities	—	36,446
Liability for FPA Shares	139,133	—

Total	4,517,497	287,521